Leases	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Leases [Abstract]
Leases [Text Block]

12. Leases

Set out below are the carrying amount of right of use assets and the movements during the quarter ended May 31, 2022:

Right-of-use assets
Balance, February 28, 2022	$3,941,840
Acquired	476,956
Amortization	(108,375)
Translation	(17,937)
Balance, May 31, 2022	$4,292,484

	Lease liability	Current	Long-term
Balance, February 28, 2022	$4,179,688	$245,257	$3,934,431
Acquired	471,926
Interest lease expense	61,575
Lease payments	(132,402)
Translation	(18,777)
Balance, May 31, 2022	$4,562,010	$338,226	$4,223,784

Future minimum lease payments payable are as follows:

Twelve months ending May 31, 2023	$570,263
Twelve months ending May 31, 2024	586,674
Twelve months ending May 31, 2025	602,637
Twelve months ending May 31, 2026	619,486
Twelve months ending May 31, 2027	589,308
2028 and thereafter	3,484,518
Total future minimum lease payments	6,452,886
Less: Interest on lease liabilities	(1,890,876)
Total present value of minimum lease payments	4,562,010
Less: current portion	338,226
Non-current portion	$4,223,784

At May 31, 2022, the weighted average remaining lease terms were 12.23 years (February 28, 2022 - 13.3 years) and the weighted average discount rate was 5.42% (February 28, 2022 - 5.46%).

SDP facility lease

In October 2018, SDP sold its facility in Clear Lake, South Dakota for $2,760,377 (US$2,182,461). In connection with the sale, SDP entered into a lease agreement for the facility with an initial lease term of 15 years for a base annual rental of $242,767 (US$190,965), with four extension options of five years each. The base rental amount increases annually on the first day of the lease year at the lesser of 2% or 1.25 times the change in the price index, as defined. Per the lease agreement, the Company delivered a letter of credit in the amount of $483,065 (US$381,930), to be renewed annually for the duration of the lease agreement. The letter of credit is secured by a guaranteed investment certificate, which is recorded as security deposit on the unaudited interim condensed consolidated balance sheet.

Simbex office space lease

On October 1, 2021, Simbex LLC entered into a lease agreement for an office space located in Lebanon, NH with an initial lease term of 3 years for a base annual rental of $200,148 (US$157,440), with an option to extend for five years. The base rental amount increases annually on the first day of the lease year at the lesser of 2% or 1.25 times the change in the price index, as defined. Per the lease agreement, the Company is also responsible to pay a prorated share of the building overhead monthly as additional rent. The annual amount for this additional rent is $118,753 (US $93,413).

Inspira Financial Company office space lease

On April 1, 2022, Inspira Financial Company entered into a lease agreement for an office space located in Encino, CA with a lease term of 6 months for a base annual rental of $25,110 (US$19,752), with extension options of 6 months each. The base rental amount increases annually on a case-by-case basis. The Company has elected the practical expedient permitted under ASC 842 not to account, as insignificant.

Mio-Guard, LLC facility lease

On January 1, 2022, Mio-Guard LLC entered into a lease agreement for an office space located in Holt, MI with an initial lease term of 5 years for a base annual rental of $108,892 (US$85,656). The base rental amount increases annually on the first day of the lease year at the lesser of 2.27% or 1.25 times the change in the price index, as defined.

13. Leases

Set out below are the carrying amount of right of use assets and the movements during the year:

Right-of-use assets
Acquired	$3,955,533
Amortization	(192,796)
Impact of modification	51,177
Translation	127,926
Balance, February 28, 2022	$3,941,840

	Lease liability	Current	Long-term
Acquired	$4,109,681	$267,131	$3,842,550
Interest lease expense	202,844
Lease payments	(269,954)
Translation	137,117
Balance, February 28, 2022	$4,179,688	$245,257	$3,934,431

Future minimum lease payments payable are as follows:

Twelve months ending February 28, 2023	$469,876
Twelve months ending February 29, 2024	484,925
Twelve months ending February 28, 2025	500,539
Twelve months ending February 28, 2026	510,549
Twelve months ending February 28, 2027	522,185
2028 and thereafter	3,660,696
Total future minimum lease payments	6,148,770
Less: Interest on lease liabilities	(1,969,082)
Total present value of minimum lease payments	4,179,688
Less: current portion	245,257
Non-current portion	$3,934,431

At February 28, 2022, the weighted average remaining lease terms were 13.3 years and the weighted average discount rate was 5.46%.

SDP facility lease

In October 2018, SDP sold its facility in Clear Lake, South Dakota for $2,634,667 (US$2,182,461). In connection with the sale, SDP entered into a lease agreement for the facility with an initial lease term of 15 years for a base annual rental of $230,533 (US$190,965), with four extension options of five years each. The base rental amount increases annually on the first day of the lease year at the lesser of 2% or 1.25 times the change in the price index, as defined. Per the lease agreement, the Company delivered a letter of credit in the amount of $484,975 (US$381,930), to be renewed annually for the duration of the lease agreement.  The letter of credit is secured by a guaranteed investment certificate, which is recorded as security deposit on the consolidated balance sheet.

Simbex office space lease

On October 1, 2021, Simbex LLC entered into a lease agreement for an office space located in Lebanon, NH with an initial lease term of 3 years for a base annual rental of $201,155 (US$157,440), with an option to extend for five years. The base rental amount increases annually on the first day of the lease year at the lesser of 2% or 1.25 times the change in the price index, as defined. Per the lease agreement, the Company is also responsible to pay a prorated share of the building overhead monthly as additional rent. The annual amount for this additional rent is $119,350 (US $93,413).

Inspira Financial Company office space lease

On April 1, 2022, Inspira Financial Company entered into a lease agreement for an office space located in Encino, CA with a lease term of 6 months for a base annual rental of $24,748 (US19,752), with extension options of 6 months each. The base rental amount increases annually on a case-by-case basis.  The Company has elected the practical expedient permitted under ASC 842 not to account, as insignificant.

Mio-Guard, LLC facility lease

Upon acquisition of Mio-Guard, LLC which occurred on March 11, 2022, the Company now has 18,414 square feet of office space in Holt, Michigan, which is being leased by its subsidiary, Mio-Guard. The lease agreement has an initial lease term of 5 years for a base annual rental of $107,321 (US$85,656).